Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Term deposit	$ 223,019	$ 202,083
Within three months [member]
Disclosure Of Deposits [Line Items]
Term deposit	36,670	33,678
Three to six months [member]
Disclosure Of Deposits [Line Items]
Term deposit	23,913	26,579
Six to twelve months [member]
Disclosure Of Deposits [Line Items]
Term deposit	42,830	31,190
One to 5 years [member]
Disclosure Of Deposits [Line Items]
Term deposit	99,734	94,563
Over 5 years [member]
Disclosure Of Deposits [Line Items]
Term deposit	$ 19,872	$ 16,073